Document and Entity Information	May 01, 2020
Document Type	8-K
Document Period End Date	May 01, 2020
Entity File Number	001-32657
Entity Registrant Name	NABORS INDUSTRIES LTD.
Entity Incorporation, State or Country Code	D0
Entity Tax Identification Number	98-0363970
Entity Address, Address Line One	Crown House
Entity Address, Adress Line Two	4 Par-la-Ville Road
Entity Address, Address Line Three	Second Floor
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM08
Entity Address, Country	BM
City Area Code	(441)
Local Phone Number	292-1510
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001163739
Amendment Flag	false
Common Shares
Title of 12(b) Security	Common shares
Trading Symbol	NBR
Security Exchange Name	NYSE
Preferred shares - Series A
Title of 12(b) Security	Preferred shares – Series A
Trading Symbol	NBR.PRA
Security Exchange Name	NYSE